Unaudited Condensed Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 1,301,449	$ (425,789)	$ (544,224)	$ 2,041,984
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Income from investments held in Trust Account	(3,123,892)	(27,607)	(895)	(4,187,504)
Changes in operating assets and liabilities:
Prepaid expenses	6,501	43,098	(613,972)	329,567
Accounts payable	111,794	(1,041,267)	667,694	(880,791)
Accrued expenses	1,063,875	184,032	339,202	250,114
Income tax payable	424,739			802,367
Franchise tax payable	50,000	50,000	152,195	(79,906)
Net cash used in operating activities	(165,534)	(1,217,533)		(1,724,169)
Cash Flows from Investing Activities:
Investment income released from Trust Account to pay for taxes				167,553
Cash deposited in Trust Account			(290,375,000)
Net cash provided by (used in) investing activities			(290,375,000)	167,553
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross			287,500,000
Proceeds received from private placement			11,125,000
Repayment of note payable to related party			(115,398)
Offering costs paid			(5,290,000)
Net cash provided by financing activities			293,219,602
Net decrease in cash	(165,534)	(1,217,533)	2,844,602	(1,556,616)
Cash – beginning of the period	1,287,986	2,844,602		2,844,602
Cash – end of the period	1,122,452	1,627,069	2,844,602	1,287,986
Supplemental disclosure of noncash activities:
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock			25,000
Deferred offering costs included in accounts payable			480,394
Deferred offering costs included in accrued expenses			71,175
Deferred offering costs paid by Sponsor under promissory note			115,398
Deferred underwriting commissions			10,062,500
Remeasurement adjustment on Class A common stock subject to possible redemption	$ 2,649,152		$ 37,165,333	$ 2,918,429